The E-Valuator Very Conservative (0%-15%) RMS Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2026 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 68.1%
	AGGREGATE BOND — 9.2%
19,995	Columbia Core Bond ETF	$599,450
5,839	Eaton Vance Short Duration Income ETF	296,942
12,551	Eaton Vance Total Return Bond ETF	636,461
8,804	JPMorgan International Bond Opportunities ETF	425,674
		1,958,527
	BROAD MARKET — 1.7%
434	State Street SPDR S&P 1500 Value Tilt ETF	103,382
441	Vanguard U.S. Momentum Factor ETF	110,034
807	Vanguard U.S. Multifactor ETF	142,815
		356,231
	CONVERTIBLE — 10.1%
17,791	iShares Convertible Bond ETF	2,165,876
	CORPORATE — 21.0%
17,375	iShares Investment Grade Systematic Bond ETF	783,786
34,374	Schwab 5-10 Year Corporate Bond ETF	778,227
21,277	State Street SPDR Portfolio High Yield Bond ETF	498,733
42,705	VanEck IG Floating Rate ETF	1,093,675
7,560	Vanguard Intermediate-Term Corporate Bond ETF	624,834
31,024	WisdomTree Interest Rate Hedged High Yield Bond Fund	698,248
		4,477,503
	EMERGING MARKETS — 0.3%
269	Avantis Emerging Markets Equity ETF	25,956
889	KraneShares MSCI Emerging Markets ex China Index ETF	46,643
		72,599
	ENERGY — 0.0%
99	Global X Uranium ETF	4,326
	FIXED INCOME EMERGING MARKET — 2.3%
12,039	iShares J.P. Morgan EM High Yield Bond ETF	489,566
	GLOBAL — 0.5%
284	State Street SPDR Global Dow ETF	52,481
379	Vanguard Total World Stock ETF	59,484
		111,965
	GOVERNMENT — 5.3%
3,627	iShares 10-20 Year Treasury Bond ETF	363,969
8,070	iShares 7-10 Year Treasury Bond ETF	763,180
		1,127,149

The E-Valuator Very Conservative (0%-15%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	HIGH YIELD BOND — 5.0%
22,670	Pacer Aristotle Pacific Floating Rate High Income ETF	$1,057,102
	INDUSTRIALS — 0.0%
37	iShares U.S. Aerospace & Defense ETF	8,970
	INFLATION PROTECTED — 3.5%
13,061	JPMorgan Inflation Managed Bond ETF	624,969
2,518	Vanguard Short-Term Inflation-Protected Securities ETF	126,479
		751,448
	INTERNATIONAL — 1.1%
252	Avantis International Small Cap Value ETF	25,969
1,643	Invesco Dorsey Wright Developed Markets Momentum ETF	91,844
759	Invesco S&P International Developed Momentum ETF	45,760
1,149	iShares MSCI International Value Factor ETF	48,051
503	Schwab International Small-Cap Equity ETF	24,204
		235,828
	LARGE-CAP — 4.7%
1,136	Franklin U.S. Core Dividend Tilt Index ETF	68,271
822	iShares Core S&P U.S. Growth ETF	154,610
128	iShares Morningstar Value ETF	12,959
583	iShares MSCI USA Value Factor ETF	116,489
3,415	Schwab Fundamental U.S. Large Co. ETF	106,207
256	Schwab U.S. Large-Cap Growth ETF	8,663
1,301	State Street SPDR Portfolio S&P 500 Growth ETF	154,806
1,598	State Street SPDR S&P 500 ESG ETF	116,542
403	Vanguard Growth ETF	34,714
57	Vanguard Large-Cap ETF	19,603
71	Vanguard Mega Cap ETF	19,428
151	Vanguard S&P 500 ETF	103,708
167	WisdomTree U.S. LargeCap Fund	12,991
626	WisdomTree U.S. Value Fund	63,677
		992,668
	MATERIALS — 0.2%
214	iShares MSCI Global Gold Miners ETF	13,824
684	iShares MSCI Global Silver and Metals Miners ETF	21,088
		34,912
	MID-CAP — 0.9%
1,823	Fidelity Enhanced Small Cap Core ETF	88,033
955	VictoryShares U.S. Small Mid Cap Value Momentum ETF	104,887
		192,920

The E-Valuator Very Conservative (0%-15%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	OECD COUNTRIES — 0.2%
1,146	Fidelity Enhanced International ETF	$45,989
	PRECIOUS METALS — 0.1%
139	abrdn Physical Silver Shares ETF*	7,815
118	iShares Gold Trust*	8,910
		16,725
	SMALL-CAP — 0.8%
299	Vanguard Russell 2000 Growth	86,016
238	Vanguard Small-Cap Growth ETF	87,037
		173,053
	TECHNOLOGY — 0.0%
13	VanEck Semiconductor ETF	8,527
	THEMATIC — 1.2%
1,111	First Trust U.S. Equity Opportunities ETF	229,066
42	Global X Artificial Intelligence & Technology ETF	2,756
350	Global X U.S. Electrification ETF	12,113
128	Global X U.S. Infrastructure Development ETF	7,542
		251,477
	Total Exchange-Traded Funds
	(Cost $13,831,879)	14,533,361
	MUTUAL FUNDS — 27.7%
	AGGREGATE BOND — 6.8%
15,147	Allspring Core Plus Bond Fund - Class R6	169,340
70,897	Vanguard Core Bond Fund, Admiral Shares	1,276,154
		1,445,494
	BLEND LARGE CAP — 0.1%
446	DFA U.S. Large Co. Portfolio - Class Institutional	22,185
	BLEND MID CAP — 0.5%
2,345	Vanguard Strategic Equity Fund - Class Investor	106,094
	BLEND SMALL CAP — 0.4%
1,514	Vanguard Strategic Small-Cap Equity Fund - Class Investor	80,444
	EMERGING MARKETS BOND — 3.9%
33,189	Vanguard Emerging Markets Bond Fund, Admiral Shares	834,048
	FOREIGN AGGREGATE BOND — 4.3%
82,227	Dodge & Cox Global Bond Fund - Class I	921,761

The E-Valuator Very Conservative (0%-15%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	FOREIGN BLEND — 0.6%
1,248	Dimensional Global Equity Portfolio - Class Institutional	$55,297
2,731	Vanguard Global Capital Cycles Fund - Class Investor	62,040
		117,337
	FOREIGN GROWTH — 0.5%
939	New Economy Fund - Class R-6	85,744
1,192	Vanguard International Explorer Fund - Class Investor	26,176
		111,920
	FOREIGN VALUE — 0.2%
1,566	DFA International Value Portfolio - Class Institutional	48,803
	GENERAL CORPORATE BOND — 7.3%
169,748	T Rowe Price Institutional Floating Rate Fund - Class Institutional	1,566,778
	GROWTH BROAD MARKET — 0.1%
410	New Perspective Fund - Class R-6	31,079
	GROWTH LARGE CAP — 0.1%
136	Nuveen Large Cap Growth Index Fund - Class R6	10,873
	HIGH YIELD BOND — 2.6%
57,492	American High-Income Trust - Class F-3	564,575
	VALUE MID CAP — 0.3%
1,476	DFA U.S. Targeted Value Portfolio - Class Institutional	64,149
	Total Mutual Funds
	(Cost $5,827,967)	5,925,540
	MONEY MARKET FUNDS — 4.1%
638,607	Gabelli U.S. Treasury Money Market Fund - Class AAA, 3.55%[1]	638,607
231,020	Morgan Stanley Institutional Liquidity Government Portfolio-Advisory Class, 3.25%[1]	231,020
	Money Market Funds
	(Cost $869,627)	869,627
	TOTAL INVESTMENTS — 99.9%
	(Cost $20,529,473)	21,328,528
	Other Assets in Excess of Liabilities — 0.1%	11,008
	TOTAL NET ASSETS — 100.0%	$21,339,536

*Non-income producing security.
[1]Effective 7 day yield as of June 30, 2026.